RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction
Due to related parties	$ 216,906	$ 1,111,001
Shareholder | HUANG Jian Cong
Related Party Transaction
Due to related parties	$ 71,740	$ 1,017,701